Income Tax - Summary of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Deferred income tax:
Income tax expense reported in the consolidated statements of operations	$ (6,906)	$ (4,872)	$ (14,669)	$ (13,964)